OTHER CURRENT RECEIVABLES (Details) - SEK (kr) kr in Thousands	Apr. 30, 2018	Apr. 30, 2017
Trade and other current receivables [abstract]
Short term financial receivable	kr 33,000	kr 0
VAT receivable	1,079	1,295
Other current receivables	292	95
Total	kr 34,371	kr 1,390